Goodwill and Intangible Assets - Net book value (Details) - Wag Labs, Inc. $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	$ 3,094
Accumulated Amortization	(206)
Net Book Value	2,888
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	648
Accumulated Amortization	(65)
Net Book Value	553
Strategic customer relationships and licenses
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	2,170
Accumulated Amortization	(125)
Net Book Value	2,045
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	276
Accumulated Amortization	(16)
Net Book Value	$ 260